PSF PGIM JENNISON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 95.2%
Common Stocks
Aerospace & Defense — 2.4%
Airbus SE (France)	150,482	$20,141,787
RTX Corp.	195,164	14,045,953
		34,187,740
Automobile Components — 1.1%
Aptiv PLC*	159,716	15,746,400
Automobiles — 1.3%
General Motors Co.	589,738	19,443,662
Banks — 9.6%
Bank of America Corp.	1,283,229	35,134,810
JPMorgan Chase & Co.	374,389	54,293,893
PNC Financial Services Group, Inc. (The)	206,084	25,300,933
Truist Financial Corp.	860,814	24,627,888
		139,357,524
Beverages — 1.6%
PepsiCo, Inc.	136,459	23,121,613
Biotechnology — 3.4%
AbbVie, Inc.	191,338	28,520,842
Amgen, Inc.	76,975	20,687,801
		49,208,643
Building Products — 1.1%
Johnson Controls International PLC	315,064	16,764,556
Capital Markets — 3.5%
Blackstone, Inc.(a)	181,526	19,448,696
Goldman Sachs Group, Inc. (The)	95,400	30,868,578
		50,317,274
Chemicals — 3.9%
DuPont de Nemours, Inc.(a)	244,121	18,208,986
Linde PLC	102,789	38,273,484
		56,482,470
Communications Equipment — 2.1%
Cisco Systems, Inc.	554,486	29,809,167
Consumer Staples Distribution & Retail — 2.6%
Walmart, Inc.	232,142	37,126,470
Electric Utilities — 1.4%
PG&E Corp.*	1,224,934	19,758,185
Energy Equipment & Services — 1.3%
Schlumberger NV	333,931	19,468,177
Food Products — 1.4%
Mondelez International, Inc. (Class A Stock)	288,178	19,999,553
Ground Transportation — 1.2%
Union Pacific Corp.	84,922	17,292,667
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	215,735	20,893,935
GE HealthCare Technologies, Inc.	180,843	12,304,558
		33,198,493
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 1.6%
Centene Corp.*	90,942	$6,264,085
Cigna Group (The)	57,982	16,586,911
		22,850,996
Hotels, Restaurants & Leisure — 2.2%
McDonald’s Corp.	118,950	31,336,188
Household Products — 1.8%
Procter & Gamble Co. (The)	176,642	25,765,002
Industrial Conglomerates — 1.1%
General Electric Co.	148,136	16,376,435
Insurance — 6.0%
Chubb Ltd.	199,745	41,582,914
Marsh & McLennan Cos., Inc.	109,819	20,898,556
MetLife, Inc.	379,386	23,867,173
		86,348,643
Interactive Media & Services — 3.4%
Alphabet, Inc. (Class A Stock)*	137,568	18,002,148
Meta Platforms, Inc. (Class A Stock)*	103,956	31,208,631
		49,210,779
Machinery — 4.5%
Deere & Co.	27,702	10,454,181
Fortive Corp.(a)	215,433	15,976,511
Otis Worldwide Corp.	280,972	22,564,862
Parker-Hannifin Corp.	41,866	16,307,644
		65,303,198
Multi-Utilities — 3.2%
CenterPoint Energy, Inc.(a)	707,192	18,988,105
NiSource, Inc.	1,107,381	27,330,163
		46,318,268
Office REITs — 1.1%
Alexandria Real Estate Equities, Inc.(a)	158,800	15,895,880
Oil, Gas & Consumable Fuels — 9.0%
Chevron Corp.	307,280	51,813,554
ConocoPhillips	222,834	26,695,513
Hess Corp.	187,257	28,650,321
Williams Cos., Inc. (The)	706,770	23,811,081
		130,970,469
Passenger Airlines — 0.8%
Delta Air Lines, Inc.	334,234	12,366,658
Pharmaceuticals — 8.1%
AstraZeneca PLC (United Kingdom), ADR	447,575	30,309,779
Bristol-Myers Squibb Co.	650,275	37,741,961
Eli Lilly & Co.	91,855	49,338,076
		117,389,816
Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc.*	144,007	14,806,800
Broadcom, Inc.	31,335	26,026,224
Lam Research Corp.	18,868	11,825,896
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PSF PGIM JENNISON VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
NXP Semiconductors NV (China)	76,565	$15,306,875
		67,965,795
Software — 3.3%
Microsoft Corp.	93,540	29,535,255
Salesforce, Inc.*	87,886	17,821,523
		47,356,778
Specialty Retail — 1.0%
Lowe’s Cos., Inc.	70,103	14,570,208
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	101,656	17,404,524
Dell Technologies, Inc. (Class C Stock)	426,879	29,411,963
		46,816,487

Total Long-Term Investments (cost $921,870,011)		1,378,124,194
Short-Term Investments — 7.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	69,113,118	69,113,118
PGIM Institutional Money Market Fund (cost $41,789,302; includes $41,587,548 of cash collateral for securities on loan)(b)(wb)	41,817,430	41,792,339

Total Short-Term Investments (cost $110,902,420)		110,905,457

TOTAL INVESTMENTS—102.8% (cost $1,032,772,431)		1,489,029,651

Liabilities in excess of other assets — (2.8)%		(40,891,941)

Net Assets — 100.0%		$1,448,137,710

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $40,604,125; cash collateral of $41,587,548 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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